Other financial information	6 Months Ended
Jun. 30, 2025
Other financial information
Other financial information

Note 6.    Other financial information

6.1Commitments related to operational activities

Obligations under the terms of subcontracting agreements

In the ordinary course of its business, the Company enters into agreements with CROs for clinical trials, as well as with contract manufacturing organizations (‘CMOs’) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Company’s agreements generally provide for termination with specified periods of advance notice.

Such agreements are generally cancellable contracts and are not included in the description of the Company’s contractual obligations and commitments.

Commitments given and received

In thousands of euros	Dec. 31, 2024	June 30, 2025
CRO (1)	156,870	181,617
CMO	5,332	5,810
Lease	6,570	5,622
Others	18,476	27,132
Total commitments given	187,248	220,180
Agreements concerning the provision of facilities	326	354
Total commitments received	326	354

(1)Including CRO with Pharmaceutical Research Associates B.V.

Contract CRO with Pharmaceutical Research Associates Group B.V.

In April 2021, in connection with the NATiV3 Phase III trial in MASH, the Company entered into an agreement, with retroactive effect in January 2021, with PRA, acting as a CRO. The contract aims to support the regulatory approval of lanifibranor in adult patients in Europe and in the United States.

The Company also entered into a CRO agreement with PRA in connection with the LEGEND Phase IIa clinical trial, effective January 14, 2022. Under the terms of the agreement, PRA will conduct a clinical trial to evaluate the benefit for patients of the combination of lanifibranor with empagliflozin, an SGLT2 inhibitor, in patients with T2D and non-cirrhotic MASH. The commitment to PRA under this agreement amounts to an aggregate of €13.3 million.

On June 26, 2023, in connection with the NATiV3 Phase III trial in MASH, the Company entered into a new amendment to the April 2021 agreement with retroactive effect in January 2021 with PRA. The amendment updates the provisions relating to study information following changes to the trial protocol. In March 2025, the Company entered into a new amendment, the total commitment amount to PRA was €276.2 million, with a bonus or malus will decrease from €3.4 million to €0.7 million in 2026. The commitment also includes €22.5 million to be paid by CTTQ.

As of June 30, 2025, the amount remaining to be paid under the contract is €181.6 million.

Others

The €26.9 million in “Other” commitments given as of the end of the first six months of 2025 (compared to €18.5 million as of the end of 2024) correspond to purchase orders placed with suppliers (excluding CROs, CMOs, and lessors), for which a commitment had been made as of the end of the period. On June 30, 2025 this includes a €8.3 million commitment with the supplier Fisher Clinical compared to €9.8 million on December 31, 2024, and a €5.3 million commitment with the supplier Marken SAS which amount was nil as of December 31, 2024. Fisher Clinical is responsible for packaging and clinical supply for the NATiV3 trial and handles the distribution of treatment kits containing either the active product lanifibranor or a placebo, intended for investigator sites and patients. Marken SAS provide home healthcare laboratory study visits for patients enrolled in the NATiV3 Study.

6.2Related-party transactions

The subscription agreement entered into on May 2, 2025 between the Company and Samsara BioCapital L.P. is a regulated agreement within the meaning of the article L. 225-38 of the French Commercial Code and was approved by the Board of Directors on May 2, 2025 in the context of the Structured Financing. Mr. Srinivas Akkaraju, member of the board of directors of the Company, is an executive member of the firm Samsara BioCapital GP, LLC. Samsara BioCapital GP, LLC is the general partner of Samsara BioCapital L.P.

Samsara BioCapital L.P subscribed to 6,637,037 ABSAs for a price of €8,959,999.95.

The other related-party transactions are those described in the financial statements prepared in accordance with IFRS for the year ended December 31, 2024.

6.3Financial risk management

Through its business activities, the Company is exposed to various types of financial risk: foreign exchange risk, credit risk, liquidity risk, interest rate risk, fair value measurement - derivatives risk and inflation risk.

The financial risks are those described in the financial statements prepared in accordance with IFRS for the year ended December 31, 2024, as updated for risks regarding liquidity which are described in the Note 3.4 – Going Concern.

The maturity analysis of financial liabilities based on undiscounted contractual cash flows is as follows:

June 30, 2025		Between 1 and	Between 3 and
(in thousands of euros)	Less than 1 year	3 years	5 years	More than 5 years
Bank borrowings and related derivatives	2,966	58,580	1,780	—
Accrued interest payable on loans	8	2,163	—	—
Lease liabilities	2,608	1,405	—	—
Royalty certificates liabilities	—	1,383	21,225	399,865
Trade payables	34,703	—	—	—
Other miscellaneous payables	4,611	—	—	—
Total debt	44,896	63,531	23,005	399,865

Dec. 31, 2024		Between 1 and	Between 3 and
In thousands of euros	Less than 1 year	3 years	5 years	More than 5 years
Bank borrowings	3,275	39,252	2,002	668
Accrued interest payable on loans	73	1,816	—	—
Lease liabilities	2,642	2,330	4	—
Royalty certificates liabilities	—	—	—	422,472
Trade payables	32,862	—	—	—
Other miscellaneous payables	331	—	—	—
Total debt	39,184	43,398	2,006	423,140

In accordance with paragraph IFRS 7.B11A, derivative instruments related to the EIB warrants are presented together with the corresponding financial liability (under the “bank borrowings” line item).

Accrued interest payable on loans with maturities between one and three years correspond to accrued interest on the EIB loan since the last contract anniversary date. The difference between the €2.2 million and the €5.4 million of the statement of financial position arises from the discrepancy between the IFRS effective interest rate and the contractual rate.

6.4Events after the reporting date

Nomination of Martine Zimmermann as Executive Vice President of Regulatory Affairs and Quality Assurance with effect as of August 18th, 2025

The Company has appointed Martine Zimmermann, PharmD, to its executive leadership team as Executive Vice President of Regulatory Affairs and Quality Assurance. Prior to taking on this position, Martine Zimmermann resigned as a member of the Board of Directors of the Company effective August 17, 2025. With extensive experience in global regulatory strategy for liver diseases, including successful approvals of PPAR-based therapies, she joins the Company at a critical time as the Company prepares for potential regulatory submissions for lanifibranor, its lead candidate for MASH. Her background includes senior roles at Ipsen and Alexion Pharma, and she brings deep expertise across the U.S., Europe, and Japan.